Share Capital - Summary of Outstanding Share Options (Detail)	12 Months Ended
Dec. 31, 2019 yr $ / shares
Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	107,168
Weighted Average Remaining Contractual Life in Years, Options Outstanding	1 month 27 days
Weighted Average Exercise Price, Options Outstanding	$ 20.88
Shares Exercisable	107,168
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	0.16
Weighted Average Exercise Price, Options Exercisable	$ 20.88
Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	3,943,912
Weighted Average Remaining Contractual Life in Years, Options Outstanding	2 years 2 months 26 days
Weighted Average Exercise Price, Options Outstanding	$ 32.48
Shares Exercisable	2,916,710
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	1.96
Weighted Average Exercise Price, Options Exercisable	$ 32.45
Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding	4,051,080
Weighted Average Remaining Contractual Life in Years, Options Outstanding	2 years 2 months 4 days
Weighted Average Exercise Price, Options Outstanding	$ 32.17
Shares Exercisable	3,023,878
Weighted Average Remaining Contractual Life in Years, Options Exercisable | yr	1.89
Weighted Average Exercise Price, Options Exercisable	$ 32.04
Bottom of range [member] | Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	31.75
Bottom of range [member] | Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	20.88
Top of range [member] | Range one [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	20.88
Top of range [member] | Range two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	32.98
Top of range [member] | Range three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of Exercise Prices	$ 32.98